SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) Unit_Segment shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Significant Accounting Policies [Line Items]
Rent expenses	$ 11,700	$ 9,600	$ 7,700
Number of operating segments | Unit_Segment	1
Goodwill impairment losses	$ 0	0
Payments For Lease Prepayments	159,900	0	0
Deferred revenue	2,180,400	2,000,300
Revenue expected to be recognized from remaining performance obligations	2,728,300	2,516,100
Revenue expected to be recognized from remaining performance obligations, 2019	1,670,100
Provision for estimated sales returns, rebates, stock rotations, and other customer rights	$ 10,800	13,600
Percentage of employee contributions contributed by employer towards employee benefit plan	50.00%
Maximum percentage of employee's eligible compensation	6.00%
Minimum percentage of tax benefit realized upon settlement	50.00%
Advertising expenses	$ 11,900	12,500	7,600
Derivative, net gain (loss)	$ 29,100	$ (5,300)	$ (18,600)
Anti-dilutive shares excluded from computation of earnings per share amount | shares	1,057,165	90,092	1,319,235
Amortisation of contracted capitalised costs	$ 17,700	$ 15,300	$ 10,600
Other Long Term Assets
Significant Accounting Policies [Line Items]
Deferred commission	28,900	41,500
Security Subscriptions and Software Updates and Maintenance
Significant Accounting Policies [Line Items]
Deferred revenue	1,471,300	1,413,800
Foreign Exchange Forward Contracts | Not Designated as Hedging Instrument
Significant Accounting Policies [Line Items]
Derivative, notional amount	196,000	253,600
Net gain (losses) from forward contracts	30,300	(5,600)	$ (6,200)
Foreign Exchange Forward Contracts | Designated as Hedging Instrument | Cash Flow Hedging
Significant Accounting Policies [Line Items]
Derivative, notional amount	$ 328,700	$ 359,400
Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets	1 year
Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets	20 years